Income Taxes	12 Months Ended
Dec. 31, 2018
Major components of tax expense (income) [abstract]
Income Taxes

17. INCOME TAXES

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Net loss	$(3,022)	$(2,879)
Statutory tax rate	27%	26.0%
Expected income tax recovery at the statutory tax rate	(816)	(749)
Permanent differences and other	62	(2)
Effect of change in tax rates	(132)
Change in valuation allowance	886	751
Net deferred Income tax recovery	$-	$-

The significant components of the Company’s deferred income tax assets and liabilities are as follows:

	December 31, 2018	December 31, 2017
Exploration and evaluation assets	$65	$18
Loss carry-forwards	3,823	3,048
Share issuance costs	293	237
Cumulative eligible capital	34	32
Equipment	98	93
	4,313	3,428
Valuation allowance	(4,313)	(3,428)
Net deferred tax asset	$-	$-

The tax pools relating to these deductible temporary differences expire as follows:

	Canadian non-capital losses	Canadian net-capital losses	Canadian resource pools	Canadian share issue costs
2030	$696	$-	$-	$-
2031	517	-	-	-
2032	645	-	-	-
2033	847	-	-	-
2034	1,484	-	-	-
2035	2,141	-	-	-
2036	2,213	-	-	-
2037	2,637
2038	2,923
No expiry	-	57	50,575	912
	$14,103	$57	$50,575	$912